Provisions - narrative (Details) - EUR (€) € in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Charge recognized for U.S. diesel emission matters	€ 200	€ 222		€ 748
U.S. Diesel Emissions Provision [Domain]
Disclosure of other provisions [line items]
Settlement, other provisions		100	€ 500
CAFE provision [Domain]
Disclosure of other provisions [line items]
Increase (decrease) in other provisions		158
Restructuring costs
Disclosure of other provisions [line items]
Increase (decrease) in other provisions		(66)	€ (118)	€ (123)
North America | Restructuring costs
Disclosure of other provisions [line items]
Increase (decrease) in other provisions		(32)
LATAM | Restructuring costs
Disclosure of other provisions [line items]
Increase (decrease) in other provisions		(18)
EMEA | Restructuring costs
Disclosure of other provisions [line items]
Increase (decrease) in other provisions		€ (6)